ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Line Items]
Employees and payroll accruals	$ 264	$ 31
Accrued expenses	1,264	52
Government authorities	61	0
Accounts Payable, Other, Current	$ 1,589	$ 83